PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment balances, by significant asset category

	Estimated	December 31,
($ in thousands)	Useful Lives	2018	2017
Buildings and improvements	5 - 39 years	$474	$582
Machinery and equipment	3 - 12 years	4,078	3,969
Furniture and fixtures	2 - 10 years	8,668	9,236
Construction-in-progress	—	259	442
		13,479	14,229
Less accumulated depreciation		(13,144)	(12,517)
Property, plant and equipment, net		$335	$1,712